FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       October 28, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       84

Form 13F Information Table Value Total:       $166,532



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      401     9458 SH       SOLE                              9458
Accenture Ltd                  COM              g1150g111     2374    93250 SH       SOLE                             93250
Alltel Corp                    COM              020039103     2100    32250 SH       SOLE                             32250
Altria Group Inc               COM              02209S103      484     6565 SH       SOLE                              6565
American Express Co            COM              025816109     2165    37700 SH       SOLE                             37700
American International Group   COM              026874107     1152    18590 SH       SOLE                             18590
Amgen Inc                      COM              031162100     3380    42420 SH       SOLE                             42420
Amphenol Corp-CL A             COM              032094203     2816    69800 SH       SOLE                             69800
Avery-Dennison Corp            COM              053611109      304     5800 SH       SOLE                              5800
Bank of America Corp           COM              060505104     4485   106533 SH       SOLE                            106533
Bed Bath & Beyond Inc          COM              075896100     2049    51000 SH       SOLE                             51000
BellSouth Corp                 COM              079860102     2851   108385 SH       SOLE                            108385
Best Buy Co Inc                COM              086516101     3110    71452 SH       SOLE                             71452
Caremark Rx Inc                COM              141705103     4076    81640 SH       SOLE                             81640
Chevron Corp                   COM              166764100     4586    70850 SH       SOLE                             70850
Cisco Systems Inc              COM              17275R102     2401   133970 SH       SOLE                            133970
Citigroup Inc                  COM              172967101     2723    59812 SH       SOLE                             59812
Coach Inc                      COM              189754104     4120   131390 SH       SOLE                            131390
Coca Cola Co                   COM              191216100      798    18468 SH       SOLE                             18468
Costco Wholesale Corp          COM              22160K105      272     6310 SH       SOLE                              6310
Cullen/Frost Bankers           COM              229899109     2166    43900 SH       SOLE                             43900
Danaher Corp                   COM              235851102     2604    48375 SH       SOLE                             48375
Dell Inc                       COM              24702R101     6569   192087 SH       SOLE                            192087
Dow Chemical Co                COM              260543103      367     8800 SH       SOLE                              8800
EMC Corp - Mass                COM              268648102      194    15000 SH       SOLE                             15000
East West Bancorp Inc          COM              27579R104      204     6000 SH       SOLE                              6000
Ebay Inc                       COM              278642103     2587    62796 SH       SOLE                             62796
Exxon Mobil Corp               COM              30231G102     3892    61260 SH       SOLE                             61260
Fannie Mae                     COM              313586109      629    14040 SH       SOLE                             14040
General Electric Co            COM              369604103     5844   173568 SH       SOLE                            173568
Gillette Co                    COM              375766102      349     6000 SH       SOLE                              6000
Goldman Sachs Group Inc        COM              38141g104     2407    19800 SH       SOLE                             19800
Health Management Assoc Inc    COM              421933102      552    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     3196    83788 SH       SOLE                             83788
Illinois Tool Works Inc        COM              452308109     1062    12900 SH       SOLE                             12900
Intel Corp                     COM              458140100     2017    81806 SH       SOLE                             81806
International Business Machine COM              459200101      313     3904 SH       SOLE                              3904
Intuit Inc                     COM              461202103     1786    39850 SH       SOLE                             39850
Johnson & Johnson              COM              478160104     4660    73639 SH       SOLE                             73639
Kellogg Co                     COM              487836108     2258    48950 SH       SOLE                             48950
Lehman Brothers Holding Inc    COM              524908100     3343    28700 SH       SOLE                             28700
Lennar Corp                    COM              526057104     1865    31200 SH       SOLE                             31200
Lowe's Companies               COM              548661107      702    10900 SH       SOLE                             10900
MBNA Corp                      COM              55262L100      961    39000 SH       SOLE                             39000
McGraw-Hill Companies Inc      COM              580645109     2552    53120 SH       SOLE                             53120
Medtronic Inc                  COM              585055106     1346    25100 SH       SOLE                             25100
Microsoft Corp                 COM              594918104     4288   166640 SH       SOLE                            166640
National Western Life Insuranc COM              638522102      211     1000 SH       SOLE                              1000
Nike Inc Cl B                  COM              654106103     2167    26535 SH       SOLE                             26535
Northern Trust Corp.           COM              665859104      663    13120 SH       SOLE                             13120
Omnicom Group                  COM              681919106     1842    22025 SH       SOLE                             22025
Paychex Inc                    COM              704326107     2136    57600 SH       SOLE                             57600
Pfizer Inc                     COM              717081103     1026    41075 SH       SOLE                             41075
Praxair Inc                    COM              74005P104     1759    36700 SH       SOLE                             36700
Procter & Gamble Co            COM              742718109     3587    60320 SH       SOLE                             60320
SBC Communications Inc         COM              78387G103      559    23333 SH       SOLE                             23333
Sandisk Corp                   COM              80004C101     2691    55775 SH       SOLE                             55775
Schering Plough Corp           COM              806605101      248    11775 SH       SOLE                             11775
Smith International Inc        COM              832110100      417    12528 SH       SOLE                             12528
Southern Co                    COM              842587107      380    10638 SH       SOLE                             10638
Sprint Nextel                  COM              852061100     1553    65300 SH       SOLE                             65300
St Jude Medical Inc            COM              790849103     4010    85675 SH       SOLE                             85675
Stryker Corp                   COM              863667101     3244    65625 SH       SOLE                             65625
SunTrust Banks Inc             COM              867914103      670     9648 SH       SOLE                              9648
Symantec Corp                  COM              871503108      508    22400 SH       SOLE                             22400
Synovus Financial Corp         COM              87161C105     2371    85550 SH       SOLE                             85550
The Timberland Company         COM              887100105     2129    63030 SH       SOLE                             63030
United Parcel Service -CL B    COM              911312106     2283    33025 SH       SOLE                             33025
United Technologies Corp       COM              913017109     4404    84950 SH       SOLE                             84950
UnitedHealth Group Inc         COM              91324p102     3484    62000 SH       SOLE                             62000
Wachovia Corp                  COM              929903102      817    17160 SH       SOLE                             17160
Wal-Mart Stores Inc            COM              931142103     2940    67085 SH       SOLE                             67085
Walgreen Co                    COM              931422109      975    22450 SH       SOLE                             22450
Wellpoint Inc                  COM              94973V107      948    12500 SH       SOLE                             12500
Wells Fargo Company            COM              949746101     3068    52375 SH       SOLE                             52375
Wm Wrigley Jr Co               COM              982526105     1804    25100 SH       SOLE                             25100
Wyeth                          COM              983024100     2812    60775 SH       SOLE                             60775
XTO Energy Inc                 COM              98385X106     4004    88345 SH       SOLE                             88345
American EuroPacific Growth Fu                  298706102      236 5865.349000SH     SOLE                        5865.349000
American High Income Tr SBI                     026547109      162 13232.319000SH    SOLE                        13232.319000
American Wash Mutual Invst-A                    939330106      290 9384.539000SH     SOLE                        9384.539000
Munder Midcap Core Growth Fd C                  626124283      250 11081.540000SH    SOLE                        11081.540000
Nations Marsico Growth Fd Cl A                  638914473      286 15854.676000SH    SOLE                        15854.676000
New Perspective Fund Cl A                                      238 8051.615000SH     SOLE                        8051.615000